Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000047995 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Large Cap Core AlphaDEX® Fund
Average Annual Return, Percent		13.12%	13.86%	10.75%
C000047996 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Mid Cap Core AlphaDEX® Fund
Average Annual Return, Percent		2.23%	13.91%	9.49%
C000047997 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Small Cap Core AlphaDEX® Fund
Average Annual Return, Percent		(0.44%)	13.22%	8.48%
C000047998 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Large Cap Value AlphaDEX® Fund
Average Annual Return, Percent		3.88%	13.51%	8.76%
C000047999 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Large Cap Growth AlphaDEX® Fund
Average Annual Return, Percent		26.96%	14.19%	12.66%
C000048000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Multi Cap Value AlphaDEX® Fund
Average Annual Return, Percent		(1.53%)	14.02%	8.16%
C000048001 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Multi Cap Growth AlphaDEX® Fund
Average Annual Return, Percent		19.06%	13.03%	11.62%
C000048896 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Consumer Discretionary AlphaDEX® Fund
Average Annual Return, Percent		7.69%	11.13%	6.61%
C000048897 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Consumer Staples AlphaDEX® Fund
Average Annual Return, Percent		(2.69%)	7.08%	5.04%
C000048898 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Energy AlphaDEX® Fund
Average Annual Return, Percent		(11.32%)	23.01%	1.59%
C000048899 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Financials AlphaDEX® Fund
Average Annual Return, Percent		15.31%	20.09%	11.34%
C000048900 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Health Care AlphaDEX® Fund
Average Annual Return, Percent		(9.12%)	0.94%	3.67%
C000048901 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Industrials/Producer Durables AlphaDEX® Fund
Average Annual Return, Percent		6.30%	15.45%	11.05%
C000048902 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Materials AlphaDEX® Fund
Average Annual Return, Percent		(12.88%)	11.77%	8.14%
C000048903 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Technology AlphaDEX® Fund
Average Annual Return, Percent		18.71%	12.59%	16.86%
C000048904 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Utilities AlphaDEX® Fund
Average Annual Return, Percent		30.64%	12.74%	9.77%
C000099059 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Mid Cap Growth AlphaDEX® Fund
Average Annual Return, Percent		10.64%	10.77%	10.71%
C000099060 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Mid Cap Value AlphaDEX® Fund
Average Annual Return, Percent		(4.02%)	15.57%	7.68%
C000099061 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Small Cap Growth AlphaDEX® Fund
Average Annual Return, Percent		12.93%	12.91%	9.87%
C000099062 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Small Cap Value AlphaDEX® Fund
Average Annual Return, Percent		(10.75%)	12.41%	6.92%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		16.33%	15.88%	13.66%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		15.68%	15.19%	13.02%
S And P Composite 1500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500® Index
Average Annual Return, Percent		15.03%	15.60%	13.27%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		16.54%	15.49%	13.38%
Nasdaq AlphaDEX Large Cap CoreTMIndex [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX Large Cap CoreTMIndex
Average Annual Return, Percent	[1]	13.79%	14.56%
Nasdaq US 500 Large CapTMIndex [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq US 500 Large CapTMIndex
Average Annual Return, Percent	[1]	17.67%	15.72%
S And P MidCap 400 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
Average Annual Return, Percent		3.28%	12.79%	9.41%
Nasdaq AlphaDEX Mid Cap CoreTMIndex [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX Mid Cap CoreTMIndex
Average Annual Return, Percent	[2]	2.83%	14.62%
Nasdaq US 600 Mid CapTMIndex [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq US 600 Mid CapTMIndex
Average Annual Return, Percent	[2]	4.95%	11.11%
Nasdaq AlphaDEX Small Cap CoreTMIndex [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX Small Cap CoreTMIndex
Average Annual Return, Percent	[3]	0.22%	13.99%
Nasdaq US 700 Small CapTMIndex [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq US 700 Small CapTMIndex
Average Annual Return, Percent	[3]	2.38%	11.51%
S And P SmallCap 600 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600® Index
Average Annual Return, Percent		(4.72%)	10.99%	8.21%
Nasdaq AlphaDEX Large Cap ValueTMIndex [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX Large Cap ValueTMIndex
Average Annual Return, Percent	[4]	4.47%	14.22%
Nasdaq US 500 Large Cap ValueTMIndex [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq US 500 Large Cap ValueTMIndex
Average Annual Return, Percent	[4]	2.60%	13.43%
S And P 500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Value Index
Average Annual Return, Percent		5.59%	14.40%	10.47%
Nasdaq US 500 Large Cap Growth [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq US 500 Large Cap GrowthTMIndex
Average Annual Return, Percent	[5]	24.68%	16.42%
Nasdaq AlphaDEX Large Cap GrowthTMIndex [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX Large Cap GrowthTMIndex
Average Annual Return, Percent	[5]	27.73%	14.87%
S And P 500 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Growth Index
Average Annual Return, Percent		25.63%	16.50%	15.93%
Nasdaq AlphaDEX Multi Cap ValueTMIndex [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX Multi Cap ValueTMIndex
Average Annual Return, Percent	[6]	(0.87%)	14.81%
Nasdaq US Multi Cap ValueTMIndex [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq US Multi Cap ValueTMIndex
Average Annual Return, Percent	[6]	1.97%	13.54%
S And P Composite 1500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500® Value Index
Average Annual Return, Percent		5.25%	14.43%	10.33%
Nasdaq AlphaDEX Multi Cap GrowthTMIndex [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX Multi Cap GrowthTMIndex
Average Annual Return, Percent	[7]	19.85%	13.78%
Nasdaq US Multi Cap GrowthTMIndex [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq US Multi Cap GrowthTMIndex
Average Annual Return, Percent	[7]	23.70%	15.74%
S And P Composite 1500 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500® Growth Index
Average Annual Return, Percent		23.48%	16.02%	15.35%
Russell 1000 Consumer Discretionary Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Consumer Discretionary Index
Average Annual Return, Percent		22.68%	11.78%	12.73%
StrataQuant Consumer Discretionary Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		StrataQuant® Consumer Discretionary Index
Average Annual Return, Percent		8.26%	11.80%	7.26%
StrataQuant Consumer Staples Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		StrataQuant® Consumer Staples Index
Average Annual Return, Percent		(2.08%)	7.69%	5.69%
Russell 1000 Consumer Staples Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Consumer Staples Index
Average Annual Return, Percent		3.68%	7.62%	6.53%
S And P 500 Consumer Staples Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Consumer Staples Index
Average Annual Return, Percent		7.43%	9.19%	8.35%
S And P 500 Consumer Discretionary Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Consumer Discretionary Index
Average Annual Return, Percent		19.54%	10.32%	12.19%
StrataQuant Energy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		StrataQuant® Energy Index
Average Annual Return, Percent		(10.79%)	23.91%	2.21%
S And P 500 Energy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Energy Index
Average Annual Return, Percent		(3.19%)	24.55%	6.64%
Russell 1000 Energy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Energy Index
Average Annual Return, Percent		(2.40%)	24.10%	6.10%
StrataQuant Financials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		StrataQuant® Financials Index
Average Annual Return, Percent		16.02%	20.86%	12.08%
S And P 500 Financials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Financials Index
Average Annual Return, Percent		21.54%	19.09%	12.11%
Russell 1000 Financials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Financials Index
Average Annual Return, Percent		22.47%	20.20%	13.89%
StrataQuant Health Care Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		StrataQuant® Health Care Index
Average Annual Return, Percent		(8.68%)	1.55%	4.33%
S And P 500 Health Care Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Health Care Index
Average Annual Return, Percent		(11.32%)	6.09%	7.38%
Russell 1000 Health Care Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Health Care Index
Average Annual Return, Percent		(11.23%)	5.40%	7.22%
StrataQuant Industrials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		StrataQuant® Industrials Index
Average Annual Return, Percent		6.98%	16.23%	11.81%
S And P 500 Industrials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Industrials Index
Average Annual Return, Percent		20.67%	18.13%	12.74%
Russell 1000 Industrials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Industrials Index
Average Annual Return, Percent		15.29%	14.51%	11.31%
StrataQuant Materials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		StrataQuant® Materials Index
Average Annual Return, Percent		(12.24%)	12.52%	8.89%
S And P 500 Materials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Materials Index
Average Annual Return, Percent		(2.85%)	9.94%	8.96%
Russell 1000 Basic Materials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Basic Materials Index
Average Annual Return, Percent		0.27%	10.44%	9.41%
StrataQuant Technology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		StrataQuant Technology® Index
Average Annual Return, Percent		19.52%	13.23%	17.51%
S And P 500 Information Technology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Information Technology Index
Average Annual Return, Percent		23.65%	22.92%	23.47%
Russell 1000 Technology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Technology Index
Average Annual Return, Percent		26.14%	22.86%	23.19%
StrataQuant Utilities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		StrataQuant® Utilities Index
Average Annual Return, Percent		31.67%	13.55%	10.51%
S And P 500 Utilities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Utilities Index
Average Annual Return, Percent		21.26%	10.54%	10.54%
Russell 1000 Utilities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Utilities Index
Average Annual Return, Percent		21.02%	11.69%	10.12%
Nasdaq AlphaDEX Mid Cap GrowthTMIndex [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX Mid Cap GrowthTMIndex
Average Annual Return, Percent	[8]	11.48%	11.59%
Nasdaq US 600 Mid Cap GrowthTMIndex [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq US 600 Mid Cap GrowthTMIndex
Average Annual Return, Percent	[8]	10.40%	7.69%
S And P MidCap 400 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Growth Index
Average Annual Return, Percent		2.24%	10.46%	9.20%
S And P MidCap 400 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Value Index
Average Annual Return, Percent		4.32%	15.11%	9.30%
Nasdaq AlphaDEX Mid Cap ValueTMIndex [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX Mid Cap ValueTMIndex
Average Annual Return, Percent	[9]	(3.32%)	16.46%
Nasdaq US 600 Mid Cap ValueTMIndex [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq US 600 Mid Cap ValueTMIndex
Average Annual Return, Percent	[9]	(0.54%)	14.07%
Nasdaq AlphaDEX Small Cap GrowthTMIndex [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX Small Cap GrowthTMIndex
Average Annual Return, Percent	[10]	13.80%	13.79%
Nasdaq US 700 Small Cap GrowthTMIndex [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq US 700 Small Cap GrowthTMIndex
Average Annual Return, Percent	[10]	10.53%	9.60%
S And P SmallCap 600 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600® Growth Index
Average Annual Return, Percent		(4.14%)	9.58%	8.56%
S And P SmallCap 600 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600® Value Index
Average Annual Return, Percent		(5.45%)	12.28%	7.68%
Nasdaq US 700 Small Cap ValueTMIndex [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq US 700 Small Cap ValueTMIndex
Average Annual Return, Percent	[11]	(5.97%)	13.07%
Nasdaq AlphaDEX Small Cap ValueTMIndex [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX Small Cap ValueTMIndex
Average Annual Return, Percent	[11]	(10.04%)	13.31%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[2]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[3]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[4]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[5]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[6]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[7]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[8]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[9]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[10]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[11]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.